Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 695,288
Time deposits	8,368,417
Trade and other receivables	10,443,497	$ 674,827
Other current assets	33,846
Advances and prepayments	80,267	36,340
Inventories	689,269	165,645
Total current assets	20,310,584	1,023,520
Non current assets
Vessels, net	75,161,431	38,836,151
Total non current assets	75,161,431	38,836,151
Total assets	95,472,015	39,859,671
Current liabilities
Trade accounts payable	547,017	792,142
Accrued and other liabilities	634,297	173,324
Deferred income	215,836
Total current liabilities	39,928,166	965,466
Total liabilities	39,928,166	965,466
Commitments and contingencies
Common Stock	874
Additional paid-in capital	47,191,056
Retained earnings	8,345,919
Total stockholders' equity	55,543,849	38,894,205
Total liabilities and stockholders' equity	95,472,015	39,859,671
Series A Preferred Stock [Member]
Current liabilities
Preferred Stock, 200,000,000 shares authorized (Note 8) Preferred stock, Series A, $0.01 par value, zero and 600,000 shares issued and outstanding as of December 31, 2022 and December 31, 2023, respectively (Note 8)	6,000
Former Parent Company Investment [Member]
Current liabilities
Common Stock		38,894,205
Related Party [Member]
Current assets
Due from related party		$ 146,708
Current liabilities
Payable to related parties	$ 38,531,016